Related Party Transactions (Details) - Schedule of due to related parties - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Amounts due to related parties	$ 2,117,548	$ 12,148,461
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Amounts due to related parties		10,351,338
Feng Zhou [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Amounts due to related parties	52,235
Jianping Zhou [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Amounts due to related parties	$ 2,065,313	$ 1,797,123